Capital Risk Management	12 Months Ended
Dec. 31, 2022
Capital Risk Management
Capital Risk Management

17. Capital Risk Management

The Partnership’s objectives when managing capital are to safeguard the Partnership’s ability to continue as a going concern and to pursue future growth opportunities. Among other metrics, the Partnership monitors capital using a total indebtedness to total assets ratio (Note 7), which is defined under certain of the Partnership’s credit facilities as total debt and derivative financial instruments divided by total assets. The total indebtedness to total assets ratio is as follows:

	As of
	December 31,
	2021	2022
Borrowings—current portion	99,307	90,358
Borrowings—non-current portion	986,451	831,588
Lease liabilities—current portion	10,342	17,433
Lease liabilities —non-current portion	45,556	45,136
Derivative financial instruments—current liability	5,184	—
Derivative financial instruments—non-current liability	4,061	—
Derivative financial instruments—current asset	—	(2,440)
Derivative financial instruments—non-current asset	—	(1,136)
Total indebtedness	1,150,901	980,939
Total assets	2,131,733	2,015,434
Total indebtedness/total assets	54.0%	48.7%